Strategic Investments - Investee - B (Details)	12 Months Ended
	Jun. 30, 2020 CAD ($) year	Jun. 30, 2019 CAD ($) year	Jun. 30, 2020 USD ($) year	Jun. 30, 2019 USD ($) year	Jul. 02, 2018 CAD ($) $ / shares	Jul. 02, 2018 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized (loss) gain on derivatives (Note 20)	$ (34,069,000)	$ (14,866,000)
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized (loss) gain on derivatives (Note 20)	$ (34,069,000)	(14,866,000)
Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage	10.00%		10.00%
Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount					$ 13,400,000	$ 10,000,000
Interest rate					1.50%	1.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares					$ 4.9585
Financial assets, at fair value	$ 16,100,000	14,300,000	$ 11,900,000	$ 11,000,000
Unrealized (loss) gain on derivatives (Note 20)	$ 1,500,000	$ (400,000)
Estimated share price | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	3.71	3.71
Percentage of reasonably possible increase in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 300,000	$ 300,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 300,000	$ 300,000
Risk-free interest rate | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0288	0.0175	0.0288	0.0175
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0	0	0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.4445	0.3400	0.4445	0.3400
Percentage of reasonably possible increase in unobservable input, assets	10.00%		10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 200,000	$ 200,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 200,000	$ 200,000
Credit spread | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.7490	0.0113	0.7490	0.0113
Expected life | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year	3.01	4.01	3.01	4.01